CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Apr. 30, 2023	Oct. 31, 2022
CURRENT ASSETS:
Cash	$ 35,923,605	$ 2,508
Restricted cash	732,602	692,734
Short-term investments	0	26,179,662
Accounts receivable, net	114,489	51,202
Note receivable	0	7,500,000
Interest receivable	0	262,192
Due from related party	$ 0	$ 1,369
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party
Other current assets	$ 121,389	$ 168,957
Total Current Assets	36,892,085	34,858,624
NON-CURRENT ASSETS:
Property and equipment, net	7,424	8,688
Right-of-use assets, operating leases, net	82,094	143,438
Other non-current assets	21,213	20,078
Total Non-current Assets	110,731	172,204
Total Assets	37,002,816	35,030,828
CURRENT LIABILITIES:
Taxes payable	517,035	466,878
Salary payable	643,043	424,987
Accrued liabilities and other payables	382,895	384,893
Due to related parties	$ 810,725	$ 126,530
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party
Operating lease liabilities	$ 82,831	$ 90,800
Total Current Liabilities	2,436,529	1,494,088
NON-CURRENT LIABILITIES:
Operating lease liabilities - noncurrent portion	16,540	54,718
Total Non-current Liabilities	16,540	54,718
Total Liabilities	2,453,069	1,548,806
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Additional paid-in capital	43,728,524	42,663,012
Less: ordinary stock held in treasury, at cost; 0 share at April 30, 2023 and 10,000 shares at October 31, 2022	0	0
Accumulated deficit	(7,287,070)	(5,800,817)
Statutory reserve	226,253	226,253
Accumulated other comprehensive loss	(2,134,757)	(3,620,712)
Total TIAN RUIXIANG Holdings Ltd shareholders' equity	34,549,324	33,481,622
Non-controlling interest	423	400
Total Equity	34,549,747	33,482,022
Total Liabilities and Equity	37,002,816	35,030,828
Related party
CURRENT ASSETS:
Due from related party		1,369
CURRENT LIABILITIES:
Due to related parties	810,725	126,530
Class A ordinary shares
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	15,124	12,636
Class B ordinary shares
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	$ 1,250	$ 1,250